LEASES - Maturities of lease liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
LEASES
2025		$ 149,975
2026	$ 95,863	93,734
2027	54,322	53,116
Total undiscounted lease payments	150,185	296,825
Less: imputed interest	(4,650)	(13,180)
Total lease liabilities	$ 145,535	$ 283,645